Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments
	As of December 31,
	2020	2021
	RMB	RMB
Equity method investments:
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”)(a)	603	—
Other equity method investments(b)	6,856	6,929

Equity securities without readily determinable fair values investments:
Green fire Decoration Engineering (Beijing) Co., Ltd. (Green Fire)(c)	—	13,821
Other equity securities without readily determinable fair values investments (d)	14,651	15,910
Less: impairment loss on long-term investments	(13,059)	(14,429)
Total	9,051	22,231